UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	August 14, 2006

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	61

Form 13F Information Table Value Total:  	$126,197,000

Bainco International Investors
June 30, 2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     1912   147500 SH       SOLE                   147500
Alcatel SA-Sponsored ADR       COM              013904305     3036   240760 SH       SOLE                   240760
Alltel Corp                    COM              020039103     3155    49425 SH       SOLE                    49425
Altria Group, Inc              COM              02209S103     2273    30958 SH       SOLE                    30958
American International Group   COM              026874107      267     4517 SH       SOLE                     4517
Amgen                          COM              031162100      359     5500 SH       SOLE                     5500
Apple Computer Inc             COM              037833100      166     2900 SH       SOLE                     2900
Applied Materials              COM              038222105     2042   125400 SH       SOLE                   125400
Automatic Data Processing      COM              053015103     2796    61650 SH       SOLE                    61650
Bank of America                COM              060505104     3608    75020 SH       SOLE                    75020
Baxter International Inc       COM              071813109     3992   108605 SH       SOLE                   108605
Becton Dickinson & Co          COM              075887109      122     2000 SH       SOLE                     2000
Bed Bath & Beyond Inc          COM              075896100     3274    98705 SH       SOLE                    98705
Berkshire Hathaway Cl A        COM              084670108     1008       11 SH       SOLE                       11
CVS Corp                       COM              126650100     4463   145375 SH       SOLE                   145375
Cameron International Corp     COM              13342b105     2362    49450 SH       SOLE                    49450
Charles Schwab Corp            COM              808513105     1660   103850 SH       SOLE                   103850
Cisco Systems Inc              COM              17275R102     4602   235646 SH       SOLE                   235646
Citigroup Inc                  COM              172967101     4469    92625 SH       SOLE                    92625
Citrix Systems Inc             COM              177376100     1819    45325 SH       SOLE                    45325
Conexant Systems Inc.          COM              207142100      100    39964 SH       SOLE                    39964
ConocoPhillips                 COM              20825C104      164     2500 SH       SOLE                     2500
Critical Path                  COM              22674V506        4    18874 SH       SOLE                    18874
Crocs, Inc.                    COM              227046109     1457    57925 SH       SOLE                    57925
Cytyc Corporation              COM              232946103        1       25 SH       SOLE                       25
Emerson Electric               COM              291011104     3687    43990 SH       SOLE                    43990
Exxon Mobil Corp.              COM              30231g102     5239    85403 SH       SOLE                    85403
Genentech Inc.                 COM              368710406      542     6630 SH       SOLE                     6630
General Electric               COM              369604103     6490   196910 SH       SOLE                   196910
India Fund Inc                 COM              454089103        5      100 SH       SOLE                      100
Intel Corporation              COM              458140100     1144    60359 SH       SOLE                    60359
International Business Machine COM              459200101      585     7615 SH       SOLE                     7615
JP Morgan Chase                COM              46625h100     3507    83500 SH       SOLE                    83500
Johnson & Johnson              COM              478160104     5657    94417 SH       SOLE                    94417
Juniper Networks Inc.          COM              48203r104       50     3100 SH       SOLE                     3100
Lawson Software                COM              52078P102      201    30000 SH       SOLE                    30000
Lucent Technologies            COM              549463107       34    13928 SH       SOLE                    13928
Manor Care Inc.                COM              564055101     2833    60375 SH       SOLE                    60375
Maxim Integrated Prods.        COM              57772K101      771    24000 SH       SOLE                    24000
Merck                          COM              589331107       73     2000 SH       SOLE                     2000
Microsoft Corp                 COM              594918104     5321   228375 SH       SOLE                   228375
Mobilepro Corp.                COM              60742e205      100   550000 SH       SOLE                   550000
New York Community Bancorp     COM              649445103     3769   228275 SH       SOLE                   228275
Northern Trust Corp.           COM              665859104     1687    30500 SH       SOLE                    30500
Office Depot                   COM              676220106      703    18500 SH       SOLE                    18500
Oracle Corporation             COM              68389X105     3396   234350 SH       SOLE                   234350
Orthometrix Inc.               COM              68750M100       24   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103     3817   162624 SH       SOLE                   162624
Popular, Inc                   COM              733174106      186     9700 SH       SOLE                     9700
Schering Plough Corp           COM              806605101     2717   142800 SH       SOLE                   142800
Smurfit-Stone Container Corp   COM              832727101     1160   106000 SH       SOLE                   106000
Sun Microsystems               COM              866810104       62    15000 SH       SOLE                    15000
SunTrust Banks                 COM              867914103     4021    52725 SH       SOLE                    52725
Sysco Corp                     COM              871829107     4305   140880 SH       SOLE                   140880
Tyler Technologies Inc.        COM              902252105     3234   288712 SH       SOLE                   288712
United Technologies Corp       COM              913017109     2798    44114 SH       SOLE                    44114
Valero Energy                  COM              91913Y100      399     6000 SH       SOLE                     6000
Viacom Inc Cl B                COM              92553P201     2562    71486 SH       SOLE                    71486
Wal-Mart Stores                COM              931142103     3595    74625 SH       SOLE                    74625
XL Capital Ltd                 COM              G98255105     2095    34175 SH       SOLE                    34175
eBay, Inc.                     COM              278642103      320    10915 SH       SOLE                    10915